CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jun. 30, 2015	Jun. 30, 2014
Current assets
Cash and cash equivalents	$ 308.0	$ 297.4
Trade receivables, net of allowance of $3.4 and $3.7 as of June 30, 2015 and June 30, 2014, respectively	88.0	57.2
Due from related parties	0.6	0.9
Prepaid expenses	37.3	24.9
Deferred income taxes, net	129.5	161.0
Other assets	3.9	2.4
Total current assets	567.3	543.8
Property and equipment, net	3,299.2	2,822.4
Intangible assets, net	948.3	710.3
Goodwill	1,224.4	866.7
Other assets	54.8	37.7
Total assets	6,094.0	4,980.9
Current liabilities
Current portion of long-term debt	16.5	20.5
Accounts payable	40.0	26.7
Accrued liabilities	182.4	172.3
Accrued interest	57.2	57.1
Capital lease obligations, current	4.4	2.4
Due to related parties	1.3
Deferred revenue, current	86.6	75.4
Total current liabilities	388.4	354.4
Long-term debt, non-current	3,652.2	3,130.3
Capital lease obligation, non-current	28.3	25.7
Deferred revenue, non-current	612.7	501.5
Stock-based compensation liability	1.9	392.4
Deferred income taxes, net	189.7	153.0
Other long-term liabilities	28.6	22.3
Total liabilities	$ 4,899.9	$ 4,579.6
Commitments and contingencies (Note 14)
Member's Equity
Member's interest	$ 1,699.1	$ 728.9
Accumulated other comprehensive (loss)/income	(7.9)	14.4
Accumulated deficit	(497.1)	(342.0)
Total member's equity	1,194.1	401.3
Total liabilities and member's equity	$ 6,094.0	$ 4,980.9